Other non-current liabilities	12 Months Ended
Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
11.	Other non-current liabilities

Other non-current liabilities comprise:

	As of March 31,
	2014	2015
	US$	US$
Unearned revenues	320,977	329,581
Retirement benefits	466,280	531,089
Other liabilities	151,742	143,647
Total	938,999	1,004,317